Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

The information below presents the relationship between the compensation of the Company’s named executive officers and certain performance measures in accordance with Item 402(v) of SEC’s Regulation S-K.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEO(2)	Average Compensation Actually Paid to Non-PEO NEO(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net Income (Loss) (in thousands)
2022	$617,121	$617,121	$361,737	$353,727	$51.51	(8,470)
2021	$314,690	$314,690	$282,263	$268,463	$71.59	(9,351)

(1)      Reflects only Mr. Franklin as our principal executive officer (“PEO”). Mr. Khoshaba is omitted because he received no compensation as PEO.

(2)      Reflects only Ms. Plum because she was the only named executive officer (“NEO”) other than the PEO during the applicable years.

(3)      Compensation Actually Paid (“CAP”) is the Summary Compensation Table total for the applicable officer as adjusted pursuant to SEC rules in respect of equity compensation, which is applicable to Ms. Plum only. Ms. Plum’s 2022 Average Summary Compensation Table total was reduced by the decrease in value, ($8,160), of her unvested shares during 2022. Her 2021 Average Summary Compensation Table total was adjusted by (i) reducing it by the amount, ($57,200), attributable to Stock Awards and (ii) increasing it by the grant date value, $14,300, of shares that vested during that year and the 2021 year-end value, $29,100, of her unvested shares. Accordingly, “compensation actually paid” does not necessarily represent the actual amount of compensation earned by or paid to the NEOs during the applicable year.

(4)      Total Shareholder Return is calculated assuming a $100 investment in the Company on December 31, 2020, calculated through the end of 2021 or 2022, as the case may be, based on the Company’s share price.

Named Executive Officers, Footnote [Text Block]		Reflects only Ms. Plum because she was the only named executive officer (“NEO”) other than the PEO during the applicable years.
Peer Group Issuers, Footnote [Text Block]		Total Shareholder Return is calculated assuming a $100 investment in the Company on December 31, 2020, calculated through the end of 2021 or 2022, as the case may be, based on the Company’s share price.
PEO Total Compensation Amount	[1]	$ 617,121	$ 314,690
PEO Actually Paid Compensation Amount		617,121	314,690
Non-PEO NEO Average Total Compensation Amount	[2]	361,737	282,263
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 353,727	268,463
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	[4]	$ 51.51	71.59
Net Income (Loss)		$ (8,470,000)	$ (9,351,000)
PEO Name		Mr. Franklin

[1]	Reflects only Mr. Franklin as our principal executive officer (“PEO”). Mr. Khoshaba is omitted because he received no compensation as PEO.
[2]	Reflects only Ms. Plum because she was the only named executive officer (“NEO”) other than the PEO during the applicable years.
[3]	Compensation Actually Paid (“CAP”) is the Summary Compensation Table total for the applicable officer as adjusted pursuant to SEC rules in respect of equity compensation, which is applicable to Ms. Plum only. Ms. Plum’s 2022 Average Summary Compensation Table total was reduced by the decrease in value, ($8,160), of her unvested shares during 2022. Her 2021 Average Summary Compensation Table total was adjusted by (i) reducing it by the amount, ($57,200), attributable to Stock Awards and (ii) increasing it by the grant date value, $14,300, of shares that vested during that year and the 2021 year-end value, $29,100, of her unvested shares. Accordingly, “compensation actually paid” does not necessarily represent the actual amount of compensation earned by or paid to the NEOs during the applicable year.
[4]	Total Shareholder Return is calculated assuming a $100 investment in the Company on December 31, 2020, calculated through the end of 2021 or 2022, as the case may be, based on the Company’s share price.